Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Income Tax	Income taxes were as follows.

	2014	2013
Current	$3,151	$11
Deferred	11	1,362

Income taxes	$3,162	$1,373

Effective Tax Rates Differ from Statutory Federal Income Tax Rate

Effective tax rates differ from the statutory federal income tax rate of 34% due to the following.

	2014	2013
Income taxes computed at the statutory federal tax rate	$4,315	$2,568
Add (subtract) tax effect of:
Nontaxable interest income, net of nondeductible interest expense	(824)	(781)
Low income housing tax credit	(303)	(280)
Cash surrender value of BOLI	(167)	(189)
Other	141	55

Income tax expense	$3,162	$1,373

Summary of Deferred Tax Assets and Liabilities

Year-end deferred tax assets and liabilities were due to the following.

	2014	2013
Deferred tax assets
Allowance for loan losses	$4,851	$5,620
Deferred compensation	1,386	1,223
Intangible assets	—	50
Pension costs	198	996
Impairment losses	—	146
Other	122	133

Deferred tax asset	6,557	8,168

Deferred tax liabilities
Tax depreciation in excess of book depreciation	(351)	(466)
Discount accretion on securities	(63)	(77)
Purchase accounting adjustments	(1,189)	(1,465)
FHLB stock dividends	(1,687)	(2,249)
Unrealized gain on securities available for sale	(1,922)	(176)
Other	(196)	(174)

Deferred tax liability	(5,408)	(4,607)

Net deferred tax asset	$1,149	$3,561